Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue from contracts with customers	$ 2,387,426	$ 1,842,909	$ 1,396,197
Cost of Goods Sold	(667,371)	(418,693)	(337,546)
Gross Profit	1,720,055	1,424,216	1,058,651
Other Income	532,050	1,849,163	1,605,987
Other gains/(losses) - net	38,413	95,167	(375,479)
Expenses
General and administrative expenses	(5,014,128)	(3,412,576)	(3,109,845)
Research and development expenses	(1,044,528)	(2,257,224)	(4,630,674)
Selling and marketing expenses	(864,644)	(686,714)	(1,271,526)
Operating loss	(4,632,782)	(2,987,968)	(6,722,886)
Finance income	39	1,238	8,386
Finance expenses		(24,199)	(89,654)
Finance costs - net	39	(22,961)	(81,268)
Loss Before Income Tax	(4,632,743)	(3,010,929)	(6,804,154)
Income Tax Expense
Loss for the Period	(4,632,743)	(3,010,929)	(6,804,154)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	61,846	(79,599)	40,017
Total Comprehensive Loss for the Period	$ (4,570,897)	$ (3,090,528)	$ (6,764,137)
Basic/Diluted Loss per Share (in cents per share)	$ (3.20)	$ (2.25)	$ (6.40)